DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Semiconductor Select Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Industrials - 0.6%
VAT Group AG, 144A
(Cost $28,023)	69	$27,686

Information Technology - 99.0%
Advanced Micro Devices, Inc.*	1,939	204,991
Advantest Corp.	475	59,740
Analog Devices, Inc.	1,163	211,410
Applied Materials, Inc.	1,553	237,236
ASE Technology Holding Co. Ltd.	9,662	35,800
ASM International NV	119	57,501
ASML Holding NV	308	203,214
Axcelis Technologies, Inc.*	84	16,141
BE Semiconductor Industries NV	200	23,031
Broadcom, Inc.	256	236,260
Disco Corp.	230	45,412
Enphase Energy, Inc.*	343	43,400
Entegris, Inc.	386	39,090
First Solar, Inc.*	262	49,549
Infineon Technologies AG	3,372	120,828
Intel Corp.	6,795	238,776
KLA Corp.	354	177,662
Kyocera Corp.	850	43,660
Lam Research Corp.	346	243,030
Lasertec Corp.	200	31,150
Lattice Semiconductor Corp.*	352	34,236
Marvell Technology, Inc.	2,218	129,199
MediaTek, Inc.	3,890	86,115
Microchip Technology, Inc.	1,380	112,939
Micron Technology, Inc.	2,821	197,301
MKS Instruments, Inc.	156	15,636
Monolithic Power Systems, Inc.	119	62,024
Novatek Microelectronics Corp.	1,488	18,666
NVIDIA Corp.	522	257,633
NXP Semiconductors NV	671	138,038
ON Semiconductor Corp.*	1,115	109,783
Qorvo, Inc.*	256	27,492
QUALCOMM, Inc.	1,887	216,118
Rambus, Inc.*	272	15,360
Realtek Semiconductor Corp.	1,196	15,698
Renesas Electronics Corp.*	3,100	52,180
Rohm Co. Ltd.	235	19,645
Samsung Electro-Mechanics Co. Ltd.	144	14,751
SK Hynix, Inc.	1,392	128,274
Skyworks Solutions, Inc.	408	44,366
STMicroelectronics NV	1,686	79,903
Taiwan Semiconductor Manufacturing Co. Ltd.	11,827	203,885
TE Connectivity Ltd.	814	107,765
Teradyne, Inc.	400	43,148
Texas Instruments, Inc.	1,252	210,411
Tokyo Electron Ltd.	1,170	173,388
United Microelectronics Corp.	30,000	42,862
Wolfspeed, Inc.*	312	14,920

(Cost $4,953,739)		4,889,617

Materials - 0.3%
JSR Corp.
(Cost $14,213)	500	13,978

TOTAL COMMON STOCKS (Cost $4,995,975)		4,931,281

EXCHANGE-TRADED FUNDS - 0.0%
Invesco PHLX Semiconductor ETF
(Cost $973)	35	1,012

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
(Cost $157)	157	157

TOTAL INVESTMENTS - 99.9%
(Cost $4,997,105)		$4,932,450
Other assets and liabilities, net - 0.1%		5,523

NET ASSETS - 100.0%		$4,937,973

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
—	247,610	(247,453)	—	—	26	—	157	157

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,931,281	$—	$—	$4,931,281
Exchange-Traded Funds	1,012	—	—	1,012
Short-Term Investments(a)	157	—	—	157

TOTAL	$4,932,450	$—	$—	$4,932,450

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CHPS-PH1

R-089711-1 (5/24) DBX005195 (5/24)